SUPPLEMENT DATED JULY 26, 2021
To the following variable annuity prospectuses dated April 30, 2021, as supplemented:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Related to the Investment Option substitution that occurred on June 18, 2021, the following Investment Options are added to the optional benefits as noted in the following table. However, these Investment Options are closed and not available for selection. At the end of the Business Day on June 18, 2021, if you had assets in the Templeton Growth VIP Fund they were transferred into the AZL MSCI Global Equity Index Fund, and if you had assets in the PIMCO Global Managed Asset Allocation Portfolio they were transferred into the PIMCO Balanced Allocation Portfolio. We will continue to move assets into and out of these Investment Options subject to your optional benefit’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, these closed Investment Options will no longer be available to you.

Optional Benefit	Allocation Group	Investment Option added to Group
Lifetime Benefits	B	AZL MSCI Global Equity Index Fund
Target Date Benefit	B	AZL MSCI Global Equity Index Fund
Target Date Benefit	X	PIMCO Balanced Allocation Portfolio
Income Protector (08.09 through 05.11)	--	PIMCO Balanced Allocation Portfolio
Investment Protector (08.09 through 01.12)	X	PIMCO Balanced Allocation Portfolio
Investment Protector (07.12 through 10.16)	Equity	PIMCO Balanced Allocation Portfolio

PRO-007-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146)